Tortoise Power and Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2022

	Principal Amount/Shares	Fair Value
Corporate Bonds - 58.1% (1)
Crude Oil Pipelines - 6.6% (1)
United States - 6.6% (1)
Enbridge Inc., 5.500%, 07/15/2077	$7,042,000	$6,904,779

Natural Gas Gathering/Processing - 20.4% (1)
United States - 20.4% (1)
Antero Midstream Partners LP, 5.750%, 03/01/2027 (2)	3,800,000	3,857,000
Blue Racer Midstream, LLC, 6.625%, 07/15/2026 (2)	5,900,000	6,077,000
EnLink Midstream LLC, 5.375%, 06/01/2029	4,000,000	3,980,000
Hess Corporation, 5.625%, 02/15/2026 (2)	4,160,000	4,264,000
The Williams Companies, Inc., 4.550%, 06/24/2024	3,000,000	3,143,020
		21,321,020

Natural Gas/Natural Gas Liquids Pipelines - 20.6% (1)
United States - 20.6(1)
Cheniere Corp.,7.000%, 06/30/2024	4,000,000	4,328,003
Cheniere Corp., 5.875%, 03/31/2025	2,000,000	2,161,035
DT Midstream, Inc., 4.375%, 06/15/2031 (2)	2,000,000	1,953,600
NGPL PipeCo LLC, 3.250%, 07/15/2031 (2)	1,500,000	1,439,740
ONEOK, Inc., 7.500%, 09/01/2023	2,000,000	2,135,272
ONEOK, Inc., 6.350%, 01/15/2031	3,000,000	3,548,682
Rockies Express Pipeline LLC, 4.950%, 07/15/2029 (2	3,000,000	2,902,500
Tallgrass Energy LP, 5.500%, 01/15/2028 (2)	3,250,000	3,108,246
		21,577,078

Renewables and Power Infrastructure - 4.2% (1)
United States - 4.2% (1)
NextEra Energy, Inc. 4.800%, 12/01/2077	4,500,000	4,424,828

Refined Product Pipelines - 1.7% (1)
United States - 1.7% (1)
Buckeye Partners LP, 5.850%, 11/15/2043	2,000,000	1,742,380

Other - 4.6% (1)
United States - 4.6% (1)
New Fortress Energy, Inc., 6.500%, 09/30/2026 (2)	5,000,000	4,787,500
Total Corporate Bonds
(Cost $60,334,501)		60,757,585

Master Limited Partnerships - 30.6% (1)
Crude Oil Pipelines - 2.8% (1)
United States - 2.8% (1)
NuStar Energy L.P.	90,687	1,447,365
PBF Logistics LP	30,650	409,790
Shell Midstream Partners LP	77,365	1,082,336
		2,939,491
Natural Gas Gathering/Processing - 3.9% (1)
United States - 3.9% (1)
Western Midstream Partners, LP	154,434	4,021,461
Natural Gas/Natural Gas Liquids Pipelines - 12.5% (1)
United States - 12.5% (1)
DCP Midstream, LP	110,091	3,641,810
Energy Transfer LP	407,632	4,133,389
Enterprise Products Partners L.P.	213,683	5,218,139
		12,993,338
Other - 0.2% (1)
United States - 0.2% (1)
Westlake Chemical Partners LP	8,074	212,427
Refined Product Pipelines - 11.2% (1)
United States - 11.2% (1)
Holly Energy Partners LP	30,993	515,104
Magellan Midstream Partners L.P.	78,332	3,800,669
MPLX LP	226,804	7,434,635
		11,750,408
Total Master Limited Partnerships
(Cost $26,339,312)		31,917,125

Common Stock - 30.8% (1)
Crude Oil Pipelines - 6.4% (1)
Canada - 2.2
Enbridge Inc.	53,741	2,320,536

United States - 4.2% (1)
Plains GP Holdings LP	389,094	4,400,653
		6,721,189
Energy Technology - 0.2% (1)
United States - 0.2% (1)
ESS Tech, Inc. (2)	31,987	166,013

Natural Gas Gathering/Processing - 6.3% (1)
United States - 6.3% (1)
EnLink Midstream LLC	90,965	809,589
Equitrans Midstream Corp.	108,596	696,100
Hess Midstream Partners LP	66,901	2,138,156
Targa Resources Corp.	45,803	2,994,142
		6,637,987
Natural Gas/Natural Gas Liquids Pipelines - 13.0% (1)
United States - 13.0% (1)
DT Midstream, Inc.	4,058	215,480
Kinder Morgan Inc.	214,709	3,735,937
ONEOK, Inc.	42,252	2,759,056
TC Energy Corporation	48,667	2,613,904
The Williams Companies, Inc.	135,347	4,233,654
		13,558,031
Renewables and Power Infrastructure - 4.9% (1)
United States - 4.9% (1)
Archaea Energy, Inc. (2)	26,704	489,751
Atlantica Sustainable Infrastructure PLC	16,523	557,651
DTE Energy Company	8,116	986,825
Sempra Energy	16,927	2,441,212
NextEra Energy Partners, LP	8,013	625,094
		5,100,533
Total Common Stock
(Cost $27,858,749)		32,183,753

Preferred Stock - 0.5% (1)
Natural Gas/Natural Gas Liquids Pipelines - 0.5% (1)
Altus Midstream Company, 7.000%, 06/12/2029 (2)(4)
(Cost $405,804)	405,804	514,202

Warrant - 0.0% (1)
Energy Technology - 0.0% (1)
EVgo, Inc. Warrant (3)
(Cost $1)	1	1

Short-Term Investment - 0.5% (1)
United States Investment Company - 0.5% (1)
Invesco Government & Agency Portfolio - Institutional Class, 0.035% (5)
(Cost $518,302)	518,302	518,302

Total Investments - 120.5% (1)
(Cost $115,456,669)		125,890,968
Other Assets in Excess of Liabilities - 2.5% (1)		2,601,818
Credit Facility Borrowings - (23.0)% (1)		(24,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$104,492,786

(1)	Calculated as a percentage of net assets.
(2)	Restricted securities have a total fair value of $28,903,788, which represents 27.7% of net assets.
(3)	Non-income producing security.
(4)	Securities have been valued by using significant unobservable inputs in accordance with fair value procedures and are categorized as level 3 investments.
(5)	Rate indicated is the current yield as of February 28, 2022.

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Municipal Bonds —Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2022:

		Level 1	Level 2	Level 3	Total
Common Stock(a)		$32,183,753	$-	$-	$32,183,753
Master Limited Partnerships(a)		31,917,125	-	-	31,917,125
Preferred Stock(a)		-	-	514,202	514,202
Corporate Bonds(a)		-	60,757,585	-	60,757,585
Warrants(a)		1	-	-	1
Short Term Investment(b)		518,302	-	-	518,302
Total Investments		$64,619,181	$60,757,585	$514,202	$125,890,968

(a) All other industry classifications are identified in the Schedule of Investments.
(b) Short-term investment is a sweep investment for cash balances.

The following table presents the Fund's assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended February 28, 2022:

Preferred Stock
Balance - Beginning of period	$616,324
Purchases	-
Return of capital	-
Sales	(88,935)
Total realized gain/loss	11,639
Change in unrealized gain/loss	(24,826)
Balance - End of period	$514,202
Change in unrealized gain/loss
on investments still held at
February 28, 2022	$(24,826)